Common Stocks (Details Narrative) (10-Q) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Equity [Abstract]
Number of common stock issued	$ 242,093	$ 12,000
Shares issued, price per share	$ 0.30
Aggregate gross proceeds from ipo subscriptions	$ 72,628
Common stock, shares issued	451,617,093	451,375,000	451,335,000
Common stock, shares outstanding	451,617,093	451,375,000	451,335,000
Preferred stock, shares issued
Preferred stock, shares outstanding